Income Tax (Details) - Schedule of income tax provision - Spartacus Acquisition Corp [Member]	5 Months Ended
Dec. 31, 2020 USD ($)
Federal
Current
Deferred	32,373
State
Current
Deferred
Change in valuation allowance	(32,373)
Income tax provision